PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 5: PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment consisted of the following (in thousands):

	(Successor)	(Predecessor)
	December 31, 2020	December 31, 2019
Machinery, equipment and other	$14,108	$49,901
Buildings and building improvements	20,247	23,207
	34,355	73,108
Accumulated depreciation	(1,833)	(55,538)
	32,522	17,570
Land	9,670	1,908
Construction in progress	5,093	862
Property, plant and equipment, net	$47,285	$20,340